INTANGIBLE ASSETS, NET - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
INTANGIBLE ASSETS, NET
Amortization expenses	¥ 36,355	$ 4,981	¥ 36,705	¥ 34,495
Acquired finite lived intangible assets
INTANGIBLE ASSETS, NET
Amortization expenses	36,355	$ 4,981	36,705	34,585
Impairment loss on intangible assets	¥ 0		¥ 0	¥ 0